Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2022
Share-Based Compensation [Abstract]
Schedule of a summary of activities of the restricted shares
	Number of nonvested restricted shares	Weighted average fair value per ordinary share on the grant dates
Outstanding as of September 30, 2021	-	$-
Granted	1,000,000	0.75
Vested	587,500	0.75
Forfeited	-	-
Unvested as of September 30, 2022	412,500	$0.75